Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0000908311
Registrant Name	Creative Media & Community Trust Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES